Summary of Significant Accounting Policies - Earnings (loss) per share (Details) - shares	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies
Dilutive shares outstanding	0	0	0